Subsequent Events (Details) - Subsequent Event [Member]	Mar. 03, 2025 USD ($) $ / shares shares
Subsequent Events [Line Items]
Sale of warrants | shares	1,250,000
Common stock price per share | $ / shares	$ 0.0001
Proceeds from issuance of warrants | $	$ 8
Aggregate purchase price | $	$ 10
Breeze Holdings Acquisition Corp. [Member]
Subsequent Events [Line Items]
Sale of warrants | shares	1,250,000
Common stock price per share | $ / shares	$ 8
Proceeds from issuance of warrants | $	$ 9,000,000
Ordinary shares, par value | $ / shares	$ 0.0001